Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Other Non-current Assets
Other Non-current Assets
9.	Other Non-current Assets

Other non-current assets mainly include time deposits, held-to-maturity debt securities, available-for-sale debt securities, and equity method investments.

Time deposits and held-to-maturity debt securities represent the time deposits made in financial institutions and debt securities that the Group has positive intent and ability to hold to maturity with maturities of more than one year. As of December 31, 2022 and 2023, the carrying amounts for the investments, net of allowance for credit losses, were RMB11,040,283 and RMB28,784,997 (US$4,054,282), respectively. As of December 31, 2022 and 2023, the allowance for credit losses was RMB12,873 and RMB40,466 (US$5,700), respectively. The gross unrecognized holding gains or losses on the investments were nil as of December 31, 2022 and 2023. Interest income recorded on these time deposits and held-to-maturity debt securities in the consolidated statements of comprehensive income were RMB83,728, RMB151,299 and RMB336,789 (US$47,436) for the years ended December 31, 2021, 2022 and 2023, respectively.

The following table summarizes the net carrying amount of long-term time deposits and held-to-maturity debt securities with stated contractual dates, classified by the contractual maturity dates of the investments:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$

Due in 1 year through 2 years	5,536,768	11,510,069	1,621,159
Due in 2 years through 3 years	5,503,515	17,274,928	2,433,123
	11,040,283	28,784,997	4,054,282

As of December 31, 2022 and 2023, available-for-sale debt securities include government bonds purchased from financial institutions, with maturities of greater than twelve months. The following table summarizes the details of available-for-sale debt securities with stated contractual dates, classified by the contractual maturity dates of the investments:

As of December 31, 2022
		Gross	Gross	Fair Value
	Amortized	Unrealized	Unrealized	(Net Carrying
	Cost	Gains	Losses	Amount)
	RMB	RMB	RMB	RMB

Due in 5 years through 10 years	3,596,846	4,626	(25,998)	3,575,474

	As of December 31, 2023
				Fair Value	Fair Value
		Gross	Gross	(Net	(Net
	Amortized	Unrealized	Unrealized	Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$

Due in 1 year through 5 years	14,140,990	43,561	—	14,184,551	1,997,852
Due in 5 years through 10 years	2,608,225	29,958	(6,357)	2,631,826	370,685
	16,749,215	73,519	(6,357)	16,816,377	2,368,537

For available-for-sale debt securities where the fair value is below the amortized cost basis of its investments, the Group does not intend to sell these debt securities and considers the decline in fair value below the amortized cost basis is not the result of a credit loss as of December 31, 2022 and 2023. Hence, no allowance for credit loss was recorded as of December 31, 2022 and 2023.

Equity method investments consist of the Group’s investments as a limited partner in certain limited partnership funds to make strategic investments. As of December 31, 2022 and 2023, the carrying amount for the investments was RMB2,049,616 and RMB1,922,988 (US$270,847), respectively. No equity method investments were considered, individually or in aggregate, material as of December 31, 2022 and 2023. There was no impairment on these investments during the years ended December 31, 2021, 2022 and 2023.